Accounts Payable and Accrued Expenses	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accounts payable Accrued Expenses [Abstract]
Accounts Payable and Accrued Expenses

6. Accounts Payable and Accrued Expenses

Accounts Payable and current accrued expenses and other consisted of the following:

(in thousands)	Successor	Predecessor
	As of March 31, 2022	As of December 31, 2021
Accounts payable	$2,641	$1,530
Accrued payroll liabilities	430	198
Accrued expense	15,291	17,145
Deferred revenue	160	39
Accrued interest	148	4
Total accounts payable and accrued expenses	$18,670	$18,916

As of March 31, 2022, the accrued expenses primarily consists of $10,423 thousand in accrued expense that is related to underwriting costs and debt issuance costs that were due to Imperial Capital, LLC upon completion of the Theraplant Business Combination, $4,200 thousand relates to closing fees owed to our Lender for our Term Loan and Delayed Draw Term Loan as further discussed in Note 8 — Long-term Debt, and other ordinary course business expenses.

6. Accounts Payable and Accrued Expenses

Accounts Payable and current accrued expenses and other consisted of the following:

	Successor	Predecessor
(in thousands)	As of December 31, 2021	As of December 31, 2020
Accounts Payable	$1,530	$1,014
Accrued payroll liabilities	198	127
Accrued expense	17,145	209
Deferred Revenue	39	—
Accrued interest	4
Total accounts payable and accrued expenses	$18,916	$1,350

As of December 31, 2021, the accrued expenses primarily consists of $10,423 thousand in accrued expense that is related to underwriting costs and debt issuance costs that were due to Imperial Capital, LLC upon completion of the Theraplant Business Combination, $4,200 thousand relates to closing fees owed to our Lender for our Term Loan and Delayed Draw Term Loan as further discussed in Note 8 — Long-term Debt, $1,000 thousand relates to the Standby Equity Purchase Agreement with YA II PN, Ltd., a fund managed by Yorkville Advisors Global LP, and other ordinary course business expenses.